CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Preferred Stock Series C	Preferred Stock Series C1	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 0	$ 0	$ 97	$ 107,952	$ (132)	$ (113,060)	$ (4,465)
Beginning Balance, Shares at Dec. 31, 2014	0	0	1
Preferred dividends						(352)	$ (352)
Issuance of common stock from accrued dividends, Shares				54			54
Conversion of Series C preferred stock to common stock, Amount	$ (840)		$ 99	$ 1,727		(986)	$ 0
Conversion of Series C preferred stock to common stock, Shares	(2)		1
Issuance of common stock and warrants, Amount			$ 11	1,327			1,338
Issuance of common stock and warrants, Shares			0
Exercise of warrants and options for common stock, Amount			$ 11	132			143
Exercise of warrants and options for common stock, Shares			0
Conversion of debt into common stock, Amount			$ 15	999			1,014
Conversion of debt into common stock, Shares			0
December 2014 public offering warrants exchange and common shares issuance, Amount			$ 3	1,368		(1,049)	322
December 2014 public offering warrants exchange and common shares issuance, Shares			0
Series B, Tranche A, warrant price adjustment				64		(64)	0
Series B preferred stock exchange						(1)	(678)
Series C preferred stock and warrant issuance, Amount	$ 2,892			268		(150)	3,010
Series C preferred stock and warrant issuance, Shares	8
Stock-based compensation				1,008			1,008
Net Loss						(6,902)	(6,902)
Ending Balance, Amount at Dec. 31, 2015	$ 2,052	$ 0	$ 236	$ 114,845	(132)	(122,563)	(5,562)
Ending Balance, Shares at Dec. 31, 2015	6	0	3
Preferred dividends						(191)	$ (191)
Issuance of common stock from accrued dividends, Shares				54			54
Conversion of Series C preferred stock to common stock, Amount	$ (750)		$ 456	$ 1,128		(834)	$ 0
Conversion of Series C preferred stock to common stock, Shares	(2)		531
Conversion of debt into common stock, Amount			$ 20	238			258
Conversion of debt into common stock, Shares			53
Issuance of common stock due to Series B, Tranche B warrants exchanged for shares and rights to shares, Amount			$ 12	(12)			0
Issuance of common stock due to Series B, Tranche B warrants exchanged for shares and rights to shares, Shares			19
Series C preferred stock exchanged for Series C1 preferred stock, Amount	$ (751)	$ 701	$ 18	(18)			0
Series C preferred stock exchanged for Series C1 preferred stock, Shares	(2)	4	23
Issuance of common stock for cash, Amount			$ 0	50			50
Issuance of common stock for cash, Shares			40
Stock-based compensation				95			95
Net Loss						(3,970)	(3,970)
Ending Balance, Amount at Dec. 31, 2016	$ 601	$ 701	$ 742	$ 116,380	$ (132)	$ (127,558)	$ (9,266)
Ending Balance, Shares at Dec. 31, 2016	2	4	669